LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP SSGA Conservative Structured Allocation Fund

LVIP SSGA Moderate Structured Allocation Fund

LVIP SSGA Moderately Aggressive Structured Allocation Fund

Supplement Dated April 12, 2023

to the Statement of Additional Information

Dated May 1, 2022

This Supplement updates certain information in the Statement of Additional Information for the LVIP SSGA Conservative Structured Allocation Fund, LVIP SSGA Moderate Structured Allocation Fund, and LVIP SSGA Moderately Aggressive Structured Allocation Fund (each a “Fund”, collectively, the “Funds”). You may obtain copies of each Fund’s SAI free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Revisions to the Statement of Additional Information for the Funds are effective April 11, 2023

The Funds’ names are changed as noted. All references to the Funds’ names are updated accordingly.

Current Fund Name (effective 4/11/23)	Former Fund Name
LVIP Structured Conservative Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund

LVIP Structured Moderate Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund

LVIP Structured Moderately Aggressive Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund

PLEASE KEEP THIS SUPPLEMENT WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

AND OTHER IMPORTANT FUND RECORDS